Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Mandatorily	kr 9,469	kr 953
Designated upon initial recognition (FVO)	20,499	28,788
Derivatives used for hedge accounting	3,168	12,234
Amortized cost	297,237	297,482
Total financial liabilities	330,373	339,457
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	3,628	7,153
Total financial liabilities	3,628	7,153
Debt securities issued
Financial liabilities at fair value through profit or loss
Mandatorily	0	0
Designated upon initial recognition (FVO)	20,499	28,788
Amortized cost	293,609	290,329
Total financial liabilities	314,108	319,117
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily	9,469	953
Derivatives used for hedge accounting	3,168	12,234
Total financial liabilities	kr 12,637	kr 13,187